UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Cash provided by Operating Activities
Net Cash provided by Operating Activities	$ 11,058	$ 19,225
Cash Flows from Investing Activities:
Returns of investments in unconsolidated joint ventures	767	0
Advances for asset acquisition to related parties (Note 5)	(12,000)	0
Advances for vessels under construction (Note 4)	(62,692)	(3,481)
Net Cash used in Investing Activities	(73,925)	(3,481)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	51,867	0
Principal payments of debt	(6,013)	(7,904)
Equity offerings costs (Note 9)	(739)	(8)
Payment of financing costs	(1,219)	(59)
Consideration paid in excess of purchase price over book value of vessels (Note 1)	(14,636)	(9,097)
Proceeds from Equity offerings, gross (Note 9)	6,775	0
Consideration received in excess of disposal price over book value of vessels (Note 1)	18,495	0
Payment of dividends of Series G Preferred Shares (Note 13)	(529)	0
Net Cash (used in)/provided by Financing Activities	54,001	(17,068)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(59)	(334)
Net decrease in cash and cash equivalents and restricted cash	(8,925)	(1,658)
Cash and cash equivalents and restricted cash at beginning of year/period	22,222	11,629
Cash and cash equivalents and restricted cash at end of the period	13,297	9,971
Cash breakdown
Cash and cash equivalents	11,447	5,971
Restricted cash, non-current	1,850	3,000
Restricted cash, current	0	1,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of capitalized interest	5,636	9,585
Finance Fees included in Accounts payable/ Accrued liabilities/ Due to related parties	43	0
Equity issuance costs included in Accounts payable/ Accrued liabilities/ Due to related parties	178	13
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	743	366
Unpaid Excess consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	12,457	0
Settlement of Excess consideration over acquired assets with issuance of Series G Preferred Shares (Notes 1 and 13)	$ 14,000	$ 0